Label	Element	Value
Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Aptus Large Cap Enhanced Yield ETF
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock	Aptus Large Cap Enhanced Yield ETF (DUBS) (the “Fund”) August 30, 2023 Supplement to the Summary Prospectus and Prospectus, each dated June 10, 2023
Strategy [Heading]	rr_StrategyHeading	The following replaces the first paragraph in the section entitled “ELN Strategy” in the “Principal Investment Strategy” section on page 2 of the Fund’s Summary Prospectus and page 4 of the Fund’s Prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	In order to generate income, the Fund typically invests approximately 10% to 20% of its net assets in ELNs. ELNs are investment products structured as notes that are issued by counterparties, including banks, broker-dealers or their affiliates, and designed to offer a return linked to the underlying instruments within the ELN.
Supplement Closing [Text Block]	ck0001540305_SupplementClosingTextBlock	Please retain this Supplement with your Summary Prospectus and Prospectus for future reference.
Aptus Large Cap Enhanced Yield ETF | Aptus Large Cap Enhanced Yield ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	DUBS